Organization and Business Operations (Details Narrative) - USD ($)						3 Months Ended						9 Months Ended		10 Months Ended
	Sep. 28, 2022	Sep. 22, 2022	Sep. 19, 2022	Feb. 11, 2022	Jun. 28, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 16, 2022	Jul. 31, 2021
Cash						$ 7,273,012						$ 7,273,012		$ 5,495,905
Working capital						(28,241,810)						(28,241,810)		5,922,023
Unsecured future payment obligation, current						33,616,468						33,616,468
Retained earnings						243,981						243,981
Net income						1,056,235	$ 336,344	$ 501,600	$ 946,063	$ 717,171	$ 905,303	1,894,179	$ 2,568,537
Net cash provided by operating activities												1,972,803	$ 2,182,890
Shares Issued, Price Per Share															$ 3.00
Colorado Credit Union [Member] | SHF Holding Co., LLC [Member]
Unsecured future payment obligation						56,949,800						56,949,800
Unsecured future payment obligation, current						$ 33,616,468						33,616,468
Proceeds from PIPE offering												$ 4,090,000
Partner Colorado Credit Union [Member]
Purchase consideration	60.80%
Common Class A [Member]
Exercised price per share						$ 18.00						$ 18.00
Safe Harbour Financial LLC [Member]
Purchase consideration	$ 185,000,000			$ 185,000,000
Cash consideration	70,000,000			70,000,000
Cash																$ 3,143,388
Deferral amount	56,949,801			56,900,000
Deferred consideration payable	$ 38,500,002
Deferred consideration payable terms	Pursuant to the third amendment to the unit purchase agreement, the Company will pay the deferred consideration in one payment of $21,949,801 on or before December 15, 2022, and the $35,000,000 balance in six equal installments of $6,416,667, payable beginning on the first business day following April 1, 2023 and on the first business day of each of the following five fiscal quarters, for a total of $38,500,002, including interest of $3,500,002. Furthermore, PCCU agreed to defer $3,143,388, representing certain excess cash of SHF, LLC due to PCCU under the definitive unit purchase agreement, and the reimbursement of certain reimbursable expenses under the definitive unit purchase agreement
Cash																$ 3,100,000
Safe Harbour Financial LLC [Member] | Colorado Credit Union [Member]
Deferral amount	$ 3,143,388
Safe Harbour Financial LLC [Member] | December 15, 2022 [Member]
Deferred consideration payable	21,949,801			21,900,000
Safe Harbour Financial LLC [Member] | After First Payment [Member]
Deferred consideration payable	35,000,000			35,000,000.0
Safe Harbour Financial LLC [Member] | Six Equal Installments [Member]
Deferred consideration payable	6,416,667			$ 6,400,000
Safe Harbour Financial LLC [Member] | First Amendment [Member]
Cash consideration			$ 70,000,000
Deferral amount			$ 30,000,000
Safe Harbour Financial LLC [Member] | Second Amendment [Member]
Cash consideration		$ 70,000,000
Deferral amount		$ 50,000,000
Safe Harbour Financial LLC [Member] | Third Amendment [Member]
Cash consideration	70,000,000
Deferral amount	$ 56,949,800
Safe Harbour Financial LLC [Member] | Common Class A [Member]
Number of shares issued in acquisition transaction	11,386,139			11,386,139
Number of shares issued in acquisition transaction value	$ 115,000,000			$ 115,000,000
Shares to be held in escrow				1,831,683
S H F Holdings [Member]
Deferred consideration payable	$ 56,949,800
Northern Lights Acquisition Corp [Member]
Cash														254,523
Working capital														38,537
Retained earnings														(6,781,746)
Net income														1,245,158
Net cash provided by operating activities														$ (548,550)
Date of incorporation														Feb. 26, 2021
Proceeds from issuance initial public offering														$ 115,000,000
Number of shares sold in transaction														11,500,000
Exercised price per share														$ 10.00
Proceeds from issuance of private placement														$ 5,281,750
Cash														$ 254,523
Description of acquired entity														NASDAQ rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing of a definitive agreement to enter a Business Combination
Reason for business combination														The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination
Redemption percentage														15.00%
Shares Issued, Price Per Share														$ 10.00
Percentage of outstanding public shares														100.00%
Working capital deficit														$ 38,537
Northern Lights Acquisition Corp [Member] | Sponsor [Member]
Description of acquired entity														The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.00 per share (whether or not the underwriters’ over-allotment option is exercised in full), except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Proposed Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”)
Northern Lights Acquisition Corp [Member] | Maximum [Member]
Dissolution expense														$ 100,000
Northern Lights Acquisition Corp [Member] | IPO [Member]
Number of shares initial public offering					11,500,000
Proceeds from issuance initial public offering					$ 115,000,000
Exercised price per share					$ 10.20
Proceeds from Issuance or Sale of Equity														25,000
Transaction costs					$ 6,263,677
Cash					$ 938,853
Exercised price per share					$ 10.00
Northern Lights Acquisition Corp [Member] | IPO [Member] | Promissory Note [Member]
Proceeds from Issuance or Sale of Equity														92,737
Northern Lights Acquisition Corp [Member] | IPO [Member] | Underwriting Fees [Member]
Transaction costs					$ 1,725,000
Northern Lights Acquisition Corp [Member] | IPO [Member] | Deferred Underwriting Commissions [Member]
Transaction costs					4,025,000
Northern Lights Acquisition Corp [Member] | IPO [Member] | Other Offering Costs [Member]
Transaction costs					$ 513,677
Northern Lights Acquisition Corp [Member] | Private Placement [Member]
Proceeds from issuance initial public offering														$ 117,300,000
Number of shares sold in transaction					528,175
Exercised price per share					$ 10.00
Proceeds from issuance of private placement					$ 5,281,750
Shares Issued, Price Per Share														$ 10.20
Exercised price per share														10.00
Northern Lights Acquisition Corp [Member] | Trust Account [Member]
Proceeds from Issuance or Sale of Equity					$ 117,300,000
Northern Lights Acquisition Corp [Member] | Common Class A [Member]
Exercised price per share														12.50
Exercised price per share														$ 18.00